Equity - Earnings per share - Net income attributable to the owners of the parent company - Diluted - Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' equity [abstract]
Net income attributable to the owners of the parent company - basic (adjusted)	€ 4,567	€ 2,736	€ 1,661
TDIRA	9	12
Net income attributable to the owners of the parent company - diluted	€ 4,577	€ 2,747	€ 1,661